NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

15.NET LOSS PER SHARE

The Company uses the two-class method to compute basic and diluted earnings per common share. In periods of net loss, no effect is given to the Company’s participating securities as they do not contractually participate in the losses of the Company. The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Three Months Ended March 31,
	2022	2021
Numerator
Net loss	$(36,211)	$(14,205)
Less: accretion adjustment	—	401
Less: earnings allocated to participating securities	—	—
Net loss attributable to common shareholders	$(36,211)	$(14,606)
Less: undistributed earnings allocated to participating securities	—	—
Denominator
Weighted-average shares–basic and diluted	66,861,005	9,419,197
Net loss per common share–basic and diluted	$(0.54)	$(1.55)

The following securities were excluded from the computation of diluted loss per share in the periods presented, as their effect would be anti-dilutive:

	As of March 31,
	2022	2021
Series preferred stock, outstanding	—	41,289,914
Common stock warrants, outstanding	—	35,719
Preferred stock warrants, outstanding	—	1,188,848
Common stock options, outstanding	5,905,784	5,961,746
PIPE Convertible Notes, if-converted (1)	7,291,667	—
Restricted stock units, outstanding	2,470,520	—
Private Warrants, outstanding	12,936,679	—
Public Warrants, outstanding	5,587,500	—
(1)	The PIPE Convertible Notes are presented using a conversion rate of $12.00, in line with the if-converted method under ASC 260, Earnings Per Share.

16.NET LOSS PER SHARE

The Company historically used the two-class method to compute basic and diluted earnings per common share. In periods of net loss, no effect was given to the Company’s participating securities as they did not contractually participate in the losses of the Company. As of and for the year ended December 31, 2021, the Company no longer had participating securities under the two-class method. The following table sets forth the computation of basic and diluted income (loss) per share (in thousands, except share and per share data):

	For the Years Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(69,222,605)	$(34,436,576)	$(65,402,000)
Less: accretion adjustment	(2,039,144)	1,090,294	1,155,122
Net loss attributable to common shareholders	$(67,183,461)	$(35,526,870)	$(66,557,122)
Denominator:
Weighted-average shares – basic and diluted	13,063,482	9,348,633	9,261,222
Net loss per common share – basic and diluted	$(5.14)	$(3.80)	$(7.19)

The following securities were excluded from the computation of diluted loss per share in the periods presented, as their effect would be anti-dilutive:

	2021	2020	2019
Series preferred stock, outstanding	—	40,255,926	34,541,150
Common stock warrants, outstanding	—	35,717	35,717
Preferred stock warrants, outstanding	—	1,188,848	1,188,848
Common stock options, outstanding	5,832,519	6,207,149	7,607,366
PIPE convertible notes, if-converted(1)	7,291,667	—	—
Restricted stock units, outstanding	1,280,000	—	—
Private warrants, outstanding	12,937,500	—	—
Public warrants, outstanding	5,587,500	—	—
(1)	The PIPE convertible notes are presented using a conversion rate of $12.00, in line with the if-converted method under ASC 260, Earnings Per Share.